Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (98.9%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	804,699	799,987
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	541,493	541,326
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	806,920	819,215
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	728,781	723,113
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	300,810	305,134
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	814,094	817,213
[1]	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	308,797	324,710
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	868,615	866,103
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	839,576	869,395
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	565,196	561,221
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	297,147	308,315
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	840,925	863,303
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	354,587	382,599
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	564,497	549,148
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	870,318	884,062
[2]	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	750,288	718,076
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	892,350	901,449
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	791,744	753,607
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	611,621	606,175
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	826,006	776,507
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	841,548	786,281
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	933,888	859,498
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	130,138	143,586
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	968,596	913,878
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	950,796	916,215
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	929,400	908,998
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	956,227	952,310
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	1,022,447	1,027,558
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	1,077,166	1,095,355
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	633,520	630,873
	United States Treasury Inflation Indexed Bonds	1.875%	1/15/2036	645,803	638,109
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	164,181	160,646
[2]	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	248,672	240,415
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	384,912	296,252
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	233,828	172,122
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	432,870	357,432
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	630,868	452,429
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	240,950	178,559
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	219,898	155,846
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	213,647	153,243
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	194,377	137,447
[3]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	302,707	171,298
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	303,911	161,282
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	362,541	187,963
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	334,836	256,637
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	321,340	283,137
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	329,125	305,723
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2056	168,583	156,458
	United States Treasury Note/Bond	3.625%	10/31/2030	340,316	335,956
	United States Treasury Note/Bond	1.125%	2/15/2031	22,507	19,729
	United States Treasury Note/Bond	4.250%	2/28/2031	40,000	40,519
	United States Treasury Note/Bond	4.125%	3/31/2031	10,000	10,070
	United States Treasury Note/Bond	4.625%	4/30/2031	9,412	9,691
	United States Treasury Note/Bond	1.625%	5/15/2031	22,136	19,741
	United States Treasury Note/Bond	4.625%	5/31/2031	9,650	9,935
	United States Treasury Note/Bond	1.250%	8/15/2031	24,260	21,051
	United States Treasury Note/Bond	3.750%	8/31/2031	40,000	39,503
	United States Treasury Note/Bond	1.375%	11/15/2031	23,734	20,582
	United States Treasury Note/Bond	1.875%	2/15/2032	22,326	19,797
	United States Treasury Note/Bond	4.125%	2/29/2032	9,413	9,451
	United States Treasury Note/Bond	2.875%	5/15/2032	21,701	20,299
	United States Treasury Note/Bond	2.750%	8/15/2032	20,830	19,268

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond		4.125%	11/15/2032	21,176	21,182
	United States Treasury Note/Bond		3.500%	2/15/2033	21,154	20,352
	United States Treasury Note/Bond		3.375%	5/15/2033	21,138	20,140
	United States Treasury Note/Bond		3.875%	8/15/2033	23,072	22,651
	United States Treasury Note/Bond		4.500%	11/15/2033	24,371	24,878
	United States Treasury Note/Bond		4.000%	2/15/2034	25,532	25,194
	United States Treasury Note/Bond		4.375%	5/15/2034	25,647	25,920
	United States Treasury Note/Bond		3.875%	8/15/2034	25,640	24,984
	United States Treasury Note/Bond		4.250%	11/15/2034	27,000	26,992
	United States Treasury Note/Bond		4.625%	2/15/2035	25,629	26,296
	United States Treasury Note/Bond		4.250%	5/15/2035	25,670	25,603
	United States Treasury Note/Bond		4.250%	8/15/2035	537,000	535,070
	United States Treasury Note/Bond		4.000%	11/15/2035	113,000	110,228
Total U.S. Government and Agency Obligations (Cost $28,051,474)						27,575,290
					Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4]	Vanguard Market Liquidity Fund (Cost $280,199)		3.687%		2,802,192	280,191
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	289,370	738
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	149,500	3,900
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	32,410	200
						4,838
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	147,250	1,201
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	148,540	1,116
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	156,870	1,492
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	122,180	1,194
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.690% Annually	BNPSW	4/8/2026	3.690%	233,070	385
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.144% Annually	JPMC	2/2/2028	5.144%	85,170	935
						6,323
Total Options Purchased (Cost $10,614)						11,161
Total Investments (99.9%) (Cost $28,342,287)						27,866,642
Other Assets and Liabilities—Net (0.1%)						18,848
Net Assets (100%)						27,885,490
Cost is in $000.
1	Securities with a value of $63,951 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,697 have been segregated as collateral for open over-the-counter swaptions.
3	Securities with a value of $33,164 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	289,370	(336)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.144% Annually	JPMC	2/2/2028	3.144%	85,170	(1,046)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	125,700	(5,618)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	32,410	(788)
					(7,788)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	294,500	(1,575)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	297,080	(1,550)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	156,870	(1,170)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	156,870	(910)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.460% Annually	BNPSW	4/8/2026	3.460%	116,540	(946)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	122,180	(589)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	122,180	(393)
					(7,133)
Total Options Written (Premiums Received $12,587)					(14,921)
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	4,038	837,664	(5,837)
5-Year U.S. Treasury Note	June 2026	9,364	1,012,995	(8,348)
10-Year U.S. Treasury Note	June 2026	1,520	168,791	(128)
Long U.S. Treasury Bond	June 2026	4,181	476,112	(3,559)
				(17,872)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2026	(452)	(51,309)	454
Ultra Long U.S. Treasury Bond	June 2026	(1,594)	(185,801)	942
				1,396
				(16,476)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/2028	7/6/2026[2]	1,032,900	0.000[3]	(3.157)[4]	7,479	7,238
8/31/2030	7/6/2026[2]	1,037,000	0.000[3]	(3.252)[4]	12,890	13,359
8/31/2030	7/6/2026[2]	73,450	0.000[3]	(3.309)[4]	751	751
2/12/2031	N/A	100,000	0.000[5]	(2.450)[6]	380	380
2/12/2031	N/A	20,000	0.000[5]	(2.465)[6]	63	63
2/17/2031	N/A	192,000	0.000[5]	(2.441)[6]	798	798
4/10/2031	4/10/2026[2]	25,040	0.000[3]	(3.613)[4]	—	—
11/15/2035	6/30/2026[2]	106,260	0.000[3]	(3.572)[4]	2,235	2,212
11/15/2035	6/30/2026[2]	35,800	0.000[3]	(3.682)[4]	446	446
11/15/2035	6/30/2026[2]	35,800	0.000[3]	(3.892)[4]	(146)	(146)
1/8/2036	N/A	100,000	0.000[5]	(2.417)[6]	(156)	(156)
1/8/2036	N/A	44,000	0.000[5]	(2.420)[6]	(80)	(80)
1/8/2036	N/A	16,000	0.000[5]	(2.422)[6]	(32)	(32)
1/9/2036	N/A	50,000	0.000[5]	(2.411)[6]	(47)	(47)
1/12/2036	N/A	50,000	0.000[5]	(2.411)[6]	(33)	(33)
1/21/2036	N/A	50,000	0.000[5]	(2.439)[6]	(103)	(103)
1/23/2036	N/A	110,000	0.000[5]	(2.468)[6]	(473)	(473)
1/23/2036	N/A	50,000	0.000[5]	(2.453)[6]	(151)	(151)
2/12/2036	N/A	100,000	0.000[5]	(2.466)[6]	(337)	(337)
2/4/2038	2/4/2028[2]	27,190	4.144[4]	(0.000)[3]	253	253
3/13/2038	3/13/2028[2]	6,550	3.859[4]	(0.000)[3]	(91)	(91)
10/18/2040	10/18/2030[2]	59,800	0.000[3]	(4.100)[4]	1,040	1,040
1/22/2041	1/22/2031[2]	10,550	4.517[4]	(0.000)[3]	100	100
10/18/2045	10/18/2035[2]	66,300	4.358[4]	(0.000)[3]	(1,023)	(1,023)
1/22/2046	1/22/2036[2]	12,980	0.000[3]	(4.781)[4]	(96)	(96)
					23,667	23,872
1 Notional amount denominated in U.S. dollar.
2 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Interest payment received/(paid) annually.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
6 Interest payment received/(paid) at maturity.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at March 31,2026.
C.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,575,290	—	27,575,290
Temporary Cash Investments	280,191	—	—	280,191
Options Purchased	—	11,161	—	11,161
Total	280,191	27,586,451	—	27,866,642

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,396	—	—	1,396
Swap Contracts[1]	—	26,640	—	26,640
Total	1,396	26,640	—	28,036
Liabilities
Options Written	—	(14,921)	—	(14,921)
Futures Contracts[1]	(17,872)	—	—	(17,872)
Swap Contracts[1]	—	(2,768)	—	(2,768)
Total	(17,872)	(17,689)	—	(35,561)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.